Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current tax
Adjustments for current tax of prior periods	$ 283	$ (18,412)	$ (3,616)
Deferred tax
(Increase)/decrease in deferred tax assets	(12,687)	(8,856)	20,183
(Decrease)/increase in deferred tax liabilities	3,272	(99)	(50,870)
Total deferred tax expense/(benefit)	(9,415)	(8,955)	(30,687)
Income tax expense/(benefit) attributable to loss before income tax	$ (9,415)	$ (8,955)	$ (30,687)